Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund
Royce Special Equity Multi-Cap Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2013

Royce Special Equity Multi-Cap Fund

Royce Focus Value Fund

Royce Partners Fund

Royce Special Equity Multi-Cap Fund

Effective January 1, 2014, the contractual investment management fee rate for Royce Special Equity Multi-Cap Fund was reduced.

Fees and Expenses of the Fund
The annual fund operating expense table and expense example for Royce Special Equity Multi-Cap Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Special Equity Multi-Cap Fund	Investment Class	Service Class		Institutional Class
Management fees	0.85%	0.85%		0.85%
Distribution (12b-1) fees	none	0.25%		none
Other expenses	0.19%	0.26%		0.21%
Total annual Fund operating expenses	1.04%	1.36%		1.06%
Fee waivers and/or expense reimbursements	none	(0.12%)	[1]	(0.17%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.04%	1.24%		0.89%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses at or below 1.24% through April 30, 2014, and the Institutional Class's net annual operating expenses at or below 0.89% through April 30, 2015.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Special Equity Multi-Cap Fund (USD $)	Investment Class	Service Class	Institutional Class
1 Year	106	126	91
3 Years	331	419	303
5 Years	574	733	551
10 Years	1,271	1,625	1,263